INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Summary of Inventories

Inventories consist of the following (in thousands):

	July 1, 2016	December 31, 2015
Components and raw materials	$61,949	$57,372
Work in process	9,908	10,330
Finished goods	94,810	99,167
Inventory held on consignment	33,721	29,746

	200,388	196,615
Inventory reserves	(22,840)	(22,042)

	$177,548	$174,573

Inventories consist of the following (in thousands):

	December 31, 2015	December 31, 2014
Components and raw materials	$57,372	$57,513
Work in process	10,330	5,321
Finished goods	99,167	101,309
Inventory held on consignment	29,746	26,881

	196,615	191,024
Inventory reserves	(22,042)	(22,094)

	$174,573	$168,930

Summary of Activity in Inventory Reserves

A summary of the activity in our reserves for estimated slow moving, excess, obsolete and otherwise impaired inventory is presented below (in thousands):

	Six Months Ended
	July 1, 2016	June 27, 2015
Balance, beginning of period	$22,042	$22,094
Provision charged to costs of sales	4,922	2,714
Write-offs, net of recoveries	(4,124)	(1,288)

Balance, end of period	$22,840	$23,520

A summary of the activity in our inventory reserves is presented below (in thousands):

	Year Ended December 31,
	2015	2014	2013
Balance, beginning of year	$22,094	$21,523	$15,192
Provision charged to costs of sales	5,699	6,800	7,905
Write-offs, net of recoveries	(5,751)	(6,229)	(1,574)

Balance, end of year	$22,042	$22,094	$21,523